Shareholder Fees (dei_DocumentInformationDocumentAxis, Class Z Shares)	0 Months Ended
Sep. 01, 2011
(Columbia Massachusetts Tax-Exempt Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia New York Tax-Exempt Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value